Warrants (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 16, 2016	Sep. 10, 2014	Sep. 09, 2014	Aug. 25, 2014	May 31, 2016	May 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	May 11, 2015	Sep. 24, 2014	Sep. 08, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding							9,702,718		2,002,718	1,212,718				772,717
Exercise price of warrants							$ 0.55		$ 3.50	$ 3.90				$ 4.10
Cost to induce exercise of warrants		$ 21,218								$ (961,767)
Derivative liability							$ 335,802		401,127	$ 1,406,596	$ 1,694,651	$ 961,767
Stock-based compensation expense							24,000	$ 59,234
Aggregate intrinsic value of all outstanding and exercisable warrants							$ 2,623,500		$ 0
Shares issued as part of private placement					999,700
Warrants issued							7,950,000		1,290,000	807,648
Change in fair value of warrant							$ 194,000
Common stock issued upon exercise of warrants, value							$ 100,000			$ 1,470,588
Common stock issued upon exercise of warrants, shares							588,236
Common stock issuable							$ 100,000		$ 99,970
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				440,000
Exercise price of warrants				$ 3.00
Warrant expiration period				10 years
Stock-based compensation expense									182,072	432,772
Unamortized cost of outstanding warrants							21,000		$ 91,036
Employment Contracts [Member] | Share Based Compensation Award Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				80,000
Stock-based compensation expense										201,680
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				200,000
Stock-based compensation expense							$ 35,014
Fair value of warrants vesting				$ 504,204
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period				1 year
Employment Contracts [Member] | Share Based Compensation Award Tranche Two [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant expiration period				3 years
Employment Contracts [Member] | Share Based Compensation Award Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants				160,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants						500,000
Exercise price of warrants						$ 4.50
Warrant expiration period						5 years
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants						500,000
Exercise price of warrants						$ 3.50
Warrant expiration period						9 months
Series C Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants						250,000
Exercise price of warrants						$ 4.00
Warrant expiration period						1 year
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants						40,000
Exercise price of warrants						$ 3.75
Warrant expiration period						5 years
Minumum exercise price for automatic reset provision						$ 2.00
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derivative liability						$ 401,127
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants					7,950,000	1,250,001
Exercise price of warrants					$ 0.17
Shares issued as part of private placement					2,650,000	500,000
Warrant expiration date	Feb. 04, 2017				Nov. 04, 2016
Early Exercise Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants			367,647
Warrants outstanding			367,647
Exercise price of warrants			$ 4.00										$ 4.20
Proceeds from warrant			$ 1,470,589
Cost to induce exercise of warrants										$ 21,218
Replacement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants										367,647
Exercise price of warrants										$ 4.50
Cost to induce exercise of warrants										$ 940,549
Warrant expiration period										5 years
Minumum exercise price for automatic reset provision										$ 2.00